Balances Receivable from Related Parties (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Related Party Transaction [Line Items]
Loans	₨ 38.2	$ 0.6	₨ 267.7
Other assets	1,058.0	16.0	593.7
Total	1,096.2	$ 16.6	861.4
Principal Owner
Related Party Transaction [Line Items]
Loans	0.0		0.0
Other assets	164.5		150.4
Total	164.5		150.4
Others
Related Party Transaction [Line Items]
Loans	38.2		267.7
Other assets	893.5		443.3
Total	₨ 931.7		₨ 711.0